Share-Based Payments - Additional Information (Detail) - EUR (€)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of stock options	€ 34.07
Number of ordinary shares issued	3,712,444
Potential shares resulting from definitive acquistion of free shares	644,295
IFRS 2 Share-based payments [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense	€ 8,000,000	€ 16,800,000
BSA [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of warrants and stock options vesting period	The warrants and stock options granted may be exercised at any time after a vesting period of between 0 and 4 years and become null and void after a period of 10 years from the date they are granted.
Warrants and stock options expiration period	10 years
BSA [member] | CEO and US [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting period	4 years
Number of free shares granted	721,000
Stock options forfeited period	10 years
BSA [member] | One year [Member] | CEO and US [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage	25.00%
BSA [member] | Six months [member] | CEO and US [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage	12.50%
BSA [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting period	0 years
BSA [member] | Bottom of range [member] | CEO and US [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of stock options	€ 14.58
BSA [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting period	4 years
BSA [member] | Top of range [member] | CEO and US [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of stock options	€ 16.99
One free share plan [member] | French employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares granted	100,000
Free shares retention period	2 years